Income Taxes (Tables)	5 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
INCOME TAXES

The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

Period from July 29, 2013 (Date of Inception) Through December 31, 2013
U.S. statutory tax rate	35.0%
State tax benefit (net of federal benefits)	8.0%
Deferred tax asset valuation reserve	(43.0)%
Effective tax rate as reported	—%

Schedule of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities at December 31, 2013 are as follows (in thousands):

December 31, 2013
Deferred tax assets
Net operating loss carryforwards (1)
Federal	$378,283
State	113,330
Total deferred tax assets	491,613

Deferred tax liabilities
Investment in limited partnership	(211,151)
Total deferred tax liabilities	(211,151)

Net deferred tax assets	280,461
Less: net deferred tax asset valuation allowance (2)	(280,461)
Total net deferred tax asset	$—

(1)	The federal net operating loss (“NOL”) carryforward expires between 2028 and 2033. The state NOL carryforward expires between 2020 and 2028.

(2)	A valuation allowance equal to our net deferred tax asset balance has been established due to the uncertainty of realizing the tax benefits related to our net deferred tax assets.

Summary of Income Tax Contingencies
Changes in the balance of unrecognized tax benefits are as follows (in thousands):

Period from July 29, 2013 (Date of Inception) Through December 31, 2013
Balance at beginning of the year	$—
Additions based on tax positions related to current year	—
Additions for tax positions at formation	10,314
Reductions for tax positions of prior years	—
Settlements	—
Balance at end of the year	$10,314